Income tax expense	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
14. Income tax expense

NXT periodically earns revenues while operating outside of Canada in foreign jurisdictions. Payments made to NXT for services rendered to clients and subsidiary companies in certain countries may be subject to foreign with-holding taxes. Such taxes incurred are only recoverable in certain limited circumstances, including potential utilization in Canada as a foreign tax credit, or against future taxable earnings from the foreign jurisdictions.

For the year ended December 31, 2015, NXT recorded foreign withholding taxes of $1,755,678 (2014 - $nil and 2013 - $399,546) on a portion of its revenues generated on international projects, including with-holding taxes incurred on certain charges to a foreign subsidiary.

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT's income (loss) before income taxes as follows:

	2015	2014	2013
Net income (loss) before income taxes	$5,688,136	$(1,563,361)	$(4,942,015)
Canadian statutory income tax rate	26.0%	25.0%	25.0%
Income tax (recovery) at statutory income tax rate	1,478,915	(390,840)	(1,235,504)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	407,593	176,719	157,993
Revaluation of US$ Warrants	-	10,700	342,875
Change in statutory tax rates	(511,508)	-	-
Foreign exchange adjustments	(489,665)	(185,093)	(131,771)
Foreign tax credit benefit	(1,755,678)	-	-
Other	(318,664)	1,474	(4,428)
	(1,189,007)	(387,040)	(870,835)
Change in valuation allowance	(5,633,993)	387,040	870,835
	(6,823,000)	-	-
Income taxes in foreign jurisdictions	1,970,908	-	399,546
Income tax expense (recovery)	(4,852,092)	-	399,546

The Company has available for future Canadian income tax deduction purposes significant unrecorded deferred income tax assets, which include the following at December 31, 2015:

Non-capital / operating loses carried forward
(expiration dates 2030 to 2035)	$18,892,000
Canadian resource pool deductions	5,627,000
Capital cost allowance and financing costs deductible	4,845,000
29,364,000

A valuation allowance has been provided for the potential financial statement value of these assets and the Company's other deferred income tax assets, due to uncertainty regarding the amount and timing of their potential future utilization, as follows:

	2015	2014	2013
Net operating losses carried forward:
Canada (expiration dates 2030 to 2035)	$5,100,905	$4,236,318	$4,005,683
USA (expiration dates 2020 to 2026)	2,654,605	2,225,150	2,040,056
Timing differences on property & equipment
and financing costs	1,850,228	2,106,780	2,135,468
	9,605,738	8,568,247	8,181,207
Intellectual property	(6,671,544)	-	-
	2,934,194	8,568,247	8,181,207
Less valuation allowance	(2,934,194)	(8,568,247)	(8,181,207)
	-	-	-